UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Independence Trust Company

Address:   P.O. Box 682188
           Franklin, TN 37068-2188


Form 13F File Number: 28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Marcia E. Williams
Title:  President and CEO
Phone:  (615) 591-0044

Signature,  Place,  and  Date  of  Signing:

/s/ Marcia E. Williams             Franklin, TN                       4/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             101

Form 13F Information Table Value Total:  $      129,988
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABB LTD - ADR                                        000375204      326    14330 SH       SOLE                  14330      0    0
AT&T INC                                             00206R102     2435    66399 SH       SOLE                  66399      0    0
ABBOTT LABORATORIES                                  002824100      917    25973 SH       SOLE                  25973      0    0
ABBVIE INC                                           00287Y109     1057    25933 SH       SOLE                  25933      0    0
ACCESS MIDSTREAM PARTNERS LP                         00434L109      658    16298 SH       SOLE                  16298      0    0
ALLIANCEBERNSTEIN INCOME FUND INC                    01881E101      149    18251 SH       SOLE                  18251      0    0
ALTRIA GROUP, INC.                                   02209S103      389    11310 SH       SOLE                  11310      0    0
AMERICAN ELECTRIC POWER                              025537101     1841    37860 SH       SOLE                  37860      0    0
ANNALY CAPITAL MANAGEMENT REIT                       035710409      281    17710 SH       SOLE                  17710      0    0
APPLE COMPUTER INC                                   037833100      980     2215 SH       SOLE                   2215      0    0
AUTOMATIC DATA PROCESSING INC                        053015103     1049    16127 SH       SOLE                  16127      0    0
BERKSHIRE HATHAWAY CL B                              084670702      443     4250 SH       SOLE                   3850      0  400
BLACKROCK CREDIT ALLOCATION INCOME                   092508100      205    14657 SH       SOLE                  14657      0    0
BLACKROCK ENHANCED                                   09251A104      109    14000 SH       SOLE                  14000      0    0
BOEING CO                                            097023105      400     4660 SH       SOLE                   4660      0    0
BRITISH AMERICAN TOBACCO ADR                         110448107      322     3005 SH       SOLE                   3005      0    0
BUCKEYE PARTNERS LP                                  118230101      486     7954 SH       SOLE                   7954      0    0
CHEVRONTEXACO CORP                                   166764100      207     1744 SH       SOLE                   1744      0    0
CISCO SYSTEMS INC                                    17275R102      266    12730 SH       SOLE                  12730      0    0
COCA COLA CO                                         191216100     2516    62242 SH       SOLE                  62242      0    0
COLGATE PALMOLIVE COMPANY                            194162103     2301    19496 SH       SOLE                  19496      0    0
COMCAST CORP CLASS A                                 20030N101     2717    64733 SH       SOLE                  64733      0    0
CIA SIDERURGICA NACL ADR                             20440W105      126    28200 SH       SOLE                  28200      0    0
COMPASS DIVERSIFIED HLDGS LP                         20451Q104      192    12090 SH       SOLE                  12090      0    0
CONOCOPHILLIPS                                       20825C104      261     4335 SH       SOLE                   4335      0    0
COSTCO WHSL CORP                                     22160K105      223     2100 SH       SOLE                   2100      0    0
CUSHING MLP TOTAL RETURN FUND                        231631102     3100   381262 SH       SOLE                 381262      0    0
DCP MIDSTREAM PARTNERS LP                            23311P100      407     8742 SH       SOLE                   8742      0    0
DR HORTON INC                                        23331A109      212     8725 SH       SOLE                   8725      0    0
E I DUPONT DE NEMOURS & CO                           263534109      342     6951 SH       SOLE                   6951      0    0
EATON VANCE T/M BUY-WRITE OP                         27828Y108      178    13580 SH       SOLE                  13580      0    0
EATON VANCE TAX-MANAGED GLOBAL                       27829F108      131    14070 SH       SOLE                  14070      0    0
EATON VANCE RISK-MANAGED DIVERSIFIED                 27829G106      187    17029 SH       SOLE                  17029      0    0
EL PASO PIPELINE PARTNERS LP                         283702108     1168    26626 SH       SOLE                  26626      0    0
EMERSON ELECTRIC CORP                                291011104     1834    32841 SH       SOLE                  32841      0    0
ENERGY TRANSFER PARTNERS LP                          29273R109      387     7633 SH       SOLE                   7633      0    0
ENERGY TRANSFER EQUITY LP                            29273V100      885    15130 SH       SOLE                  15130      0    0
ENTERPRISE PRODUCT PARTNERS LP                       293792107     1989    32995 SH       SOLE                  32995      0    0
EXXON MOBIL CORP                                     30231G102     2448    27163 SH       SOLE                  27163      0    0
GENERAL ELECTRIC CO                                  369604103      343    14855 SH       SOLE                  14855      0    0
GLAXO SMITHKLINE PLC SPONSORED ADR                   37733W105      238     5070 SH       SOLE                   5070      0    0
HSBC HOLDINGS PLC ADR                                404280406      362     6780 SH       SOLE                   6780      0    0
HASBRO INC                                           418056107      369     8390 SH       SOLE                   8390      0    0
HJ HEINZ CO                                          423074103     2879    39843 SH       SOLE                  39843      0    0
HERTZ GLOBAL                                         42805T105      242    10890 SH       SOLE                  10890      0    0
HOME DEPOT INC                                       437076102     2873    41178 SH       SOLE                  41178      0    0
INTEL CORPORATION                                    458140100     2397   109810 SH       SOLE                 109810      0    0
INTERNATIONAL BUSINESS MACHINES                      459200101     1611     7553 SH       SOLE                   7553      0    0
ISHARES COMEX GOLD TRUST                             464285105      340    21900 SH       SOLE                  21900      0    0
ISHARES LEHMAN AGG BOND FD                           464287226      609     5500 SH       SOLE                   5500      0    0
ISHARES MSCI EMERGING MARKET INDEX                   464287234      722    16877 SH       SOLE                  16637      0  240
ISHARES MSCI EAFE INDEX FUND                         464287465      307     5201 SH       SOLE                   4866      0  335
ISHARES RUSSELL 3000 VALUE                           464287663      368     3463 SH       SOLE                   3223      0  240
JP MORGAN CHASE & CO                                 46625H100      518    10914 SH       SOLE                  10914      0    0
JOHNSON & JOHNSON                                    478160104     2708    33213 SH       SOLE                  33213      0    0
KKR FINANCIAL HOLDINGS LLC LP                        48248A306      205    18535 SH       SOLE                  18535      0    0
KAYNE ANDERSON MLP INVESTMENT COMPANY                486606106    49267  1418972 SH       SOLE                1418972      0    0
KIMBERLY-CLARK CORP                                  494368103      551     5625 SH       SOLE                   5625      0    0
KINDER MORGAN ENERGY PTRS LP                         494550106      835     9306 SH       SOLE                   9306      0    0
KINDER MORGAN INC                                    49456B101      451    11656 SH       SOLE                  11656      0    0

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
LIBERTY ALL-STAR EQUITY FUND                         530158104       84    16309 SH       SOLE                  16309      0    0
MPLX LP                                              55336V100      268     7148 SH       SOLE                   7148      0    0
MAGELLAN MIDSTREAM PART LP                           559080106     1706    31936 SH       SOLE                  31936      0    0
MARKWEST ENERGY PARTNERS LP                          570759100      881    14495 SH       SOLE                  14495      0    0
MCDONALDS CORP                                       580135101      471     4725 SH       SOLE                   4725      0    0
MERCK & CO INC NEW COM                               58933Y105      459    10385 SH       SOLE                  10385      0    0
MICROSOFT CORPORATION                                594918104     1321    46187 SH       SOLE                  46187      0    0
NOVARTIS AG - ADR                                    66987V109      396     5565 SH       SOLE                   5565      0    0
NOVO NORDISK ADR                                     670100205      237     1466 SH       SOLE                   1466      0    0
ONEOK PARTNERS LP                                    68268N103      437     7619 SH       SOLE                   7619      0    0
TELEKOMUNIK INDONESIA                                715684106      255     5660 SH       SOLE                   5660      0    0
PHILLIP MORRIS INTERNATIONAL INC                     718172109      238     2565 SH       SOLE                   2565      0    0
PLAINS ALL AMER PIPELINE LP                          726503105     1539    27260 SH       SOLE                  27260      0    0
RAYTHEON COMPANY                                     755111507      221     3765 SH       SOLE                   3765      0    0
REGENCY ENERGY PART LP                               75885Y107      438    17473 SH       SOLE                  17473      0    0
ROYCE VALUE TRUST                                    780910105      210    13967 SH       SOLE                  13967      0    0
S&P 500 DEPOSITORY RECEIPTS                          78462F103      392     2505 SH       SOLE                   2505      0    0
SPDR S&P MIDCAP 400 ETF                              78467Y107     1456     6941 SH       SOLE                   6941      0    0
SANOFI-AVENTIS-ADR                                   80105N105      335     6555 SH       SOLE                   6555      0    0
SILICONWARE PRECISION ADR                            827084864      188    32249 SH       SOLE                  32249      0    0
SPECIAL OPPORTUNITIES FUND                           84741T104      184    11057 SH       SOLE                  11057      0    0
SPECTRA ENERGY PARTNERS LP                           84756N109      299     7592 SH       SOLE                   7592      0    0
SUNOCO LOGISTICS LTD LP                              86764L108      766    11719 SH       SOLE                  11719      0    0
SYSCO CORP                                           871829107     2299    65390 SH       SOLE                  65390      0    0
TARGA RESOURCES PARTNERS LP                          87611X105      398     8647 SH       SOLE                   8647      0    0
TESORO LOGISTICS LP                                  88160T107      341     6315 SH       SOLE                   6315      0    0
3M CO                                                88579Y101     2215    20834 SH       SOLE                  20834      0    0
TORTOISE ENERGY CAPITAL CORP                         89147U100     1172    35947 SH       SOLE                  35947      0    0
TOTAL S.A.                                           89151E109      276     5750 SH       SOLE                   5750      0    0
TRI-CONTINENTAL CORP                                 895436103      207    11820 SH       SOLE                  11820      0    0
TYCO INT'L LTD W/I                                   H89128104      208     6495 SH       SOLE                   6495      0    0
ULTRASHORT S&P 500 PROSHARES                         74347B300      326     7413 SH       SOLE                   7413      0    0
UNILEVER NV NY SHARE                                 904784709      259     6315 SH       SOLE                   6315      0    0
UNITED TECHNOLOGIES CORP                             913017109      229     2456 SH       SOLE                   2456      0    0
VODAFONE GROUP PLC - ADR                             92857W209      405    14265 SH       SOLE                  14265      0    0
WAL-MART STORES INC                                  931142103     2317    30970 SH       SOLE                  30970      0    0
WALGREEN CO.                                         931422109     2384    49994 SH       SOLE                  49994      0    0
WELLS FARGO & CO                                     949746101      448    12121 SH       SOLE                  12121      0    0
WESTERN GAS PARTNERS LP                              958254104      591     9952 SH       SOLE                   9952      0    0
WILLIAMS COS INC.                                    969457100      574    15332 SH                             15332      0    0
WILLIAMS PARTNERS LP                                 96950F104      239     4615 SH       SOLE                   4615      0    0